1933 Act File No. 33-20673
                                                      1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                                                              ---

      Pre-Effective Amendment No.         ...................

      Post-Effective Amendment No. 28 .......................   X
                                  ----                        ---

                                                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No. 29 ...............................................   X
                   ----                                                ---

                           VISION GROUP OF FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___immediately upon filing pursuant to paragraph (b)
 _on ___________ pursuant to paragraph (b)
   60 days after filing pursuant to paragraph (a) (i)
   on                 pursuant to paragraph (a) (i).
_X_75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24e-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on June 30, 1997; or intends to file the Notice required by that Rule on or about
                  ; or
___ during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                                               Copy to:

Charles H. Morin, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

      This amendment to the Registration Statement of Vision Group of Funds, Inc., which is comprised of seven portfolios: (1) Vision Money Market Fund, (2) Vision Treasury Money Market Fund, (3) Vision New York Tax-Free Money Market Fund, (4) Vision New York Tax-Free Fund, (5) Vision U.S. Government Securities Fund, (6) Vision Growth and Income Fund, (7) Vision Capital Appreciation Fund, and (8) Vision Equity Income Fund, relates only to (8) Vision Equity Income Fund and is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.           Cover Page..............(1-8) Cover Page.
                  ----------
Item 2.           Synopsis                (1-8) Summary of Fund Expenses.
Item 3.           Condensed Financial
                  Information             (1-7) Financial Highlights; (1-7)
                                          How the Funds Show Performance.
Item 4.           General Description of
                  Registrant              (1-8) Synopsis;
                                          (1-7) How the
                                          Funds Invest; (8)
                                          How the Fund
                                          Invests; (1-7)
                                          Investment
                                          Objective; (1-8)
                                          Investment
                                          Policies; (1-8)
                                          Acceptable
                                          Investments; (1)
                                          Risk Factors
                                          Associated with
                                          Foreign
                                          Investments; (3,4)
                                          Investment Risks
                                          of New York
                                          Municipal
                                          Securities; (3)
                                          Concentration of
                                          Investments; (3)
                                          Types of Municipal
                                          Securities; (3,4)
                                          Temporary
                                          Investments; (1-3)
                                          Common Fund
                                          Investment
                                          Techniques,
                                          Features and
                                          Limitations; (4-8)
                                          Investment
                                          Techniques,
                                          Features, and
                                          Limitations.
Item 5.   Management of the Fund       (1-8) Fund Management, Distribution, and
                                        Administration; (1-8) Board of
                                        Directors; (1-8) Investment Adviser;
                                        (1-8) Distribution of Fund Shares;
          ----------------------
                                       (1-8) Administration of the Funds.
Item 6.   Capital Stock and Other
          Securities                   (1-8) Description of Fund Shares; (1-8)
                                        Voting Rights and Other Information;
                                        (1-8) Tax Information.
          ----------
Item 7.   Purchase of Securities Being
          Offered                      (1-7) How the Funds Value Their Shares;
                                        (8) How the Fund Values its Shares;
                                        (1-8) How to Buy Shares; (1-8) How to
                                        Exchange Shares.
          -------
Item 8.   Redemption or Repurchase     (1-8) How to Redeem Shares.
          ------------------------

Item 9.   Pending Legal Proceedings                   None.

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page....................(1-8) Cover Page.
          ----------
Item 11.  Table of Contents             (1-8) Table of Contents.
Item 12.  General Information and
          History                       (1-8) General Information About the
                                        Funds;
Item 13.  Investment Objectives and
          Policies                      (1-7) Investment Objectives and
                                        Policies; (8) Investment Objective;
                                        (8) Investment Policies; (1-8)
                                        Investment Limitations.
          --------
Item 14.  Management of the Fund        (1-8) Vision Group of Funds, Inc.
                                        Management.
          ----------------------
Item 15.  Control Persons and Principal
          Holders of Securities         Not Applicable
Item 16.  Investment Advisory and Other
          Services                      (1-8) Investment Advisory Services;
                                        (1-8) Other Services;
Item 17.  Brokerage Allocation          (1-8) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities                    (1-8) Description of Fund Shares.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered                       (1-8) How To Buy Shares; (1-8)
                                        Determining Net Asset Value; (1-8)
                                        Redeeming Shares; (1-8) Redeeming Fund
                                        Shares.
          -------
Item 20.  Tax Status                    (1-8) Tax Status.
          ----------
Item 21.  Underwriters                  Not applicable.
Item 22.  Calculation of Performance
          Data                          (1-8) Performance Comparisons; (1-8)
                                        Total Return; (1-6, 8) Yield; (3,4)
                                        Tax-Equivalent Yield; (3,4)
                                        Tax-Equivalency Table; (4-7) Appendix.
          ----
Item 23.  Financial Statements          (8) To be filed by Amendment.
          --------------------






47

PROSPECTUS

VISION EQUITY INCOME FUND
(A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)

PROSPECTUS DATED ______________, 1997

Vision Group of Funds, Inc. (the "Corporation") is an open-end management investment company (a mutual fund) that offers you a choice of eight separate investment portfolios with distinct investment objectives and policies. This prospectus relates to one of the eight portfolios, Vision Equity Income Fund ("Fund").

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), ARE NOT ENDORSED OR GUARANTEED BY M&T BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This prospectus gives you information about the Fund and can help you decide if the Fund is a suitable investment for you. Please read the prospectus before you invest and keep it for future reference.

You can find additional facts about the Fund in the Statement of Additional Information dated ___________, 1997, which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To obtain a free copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received it electronically, or make other inquiries about the Fund, simply call or write Vision Group of Funds, Inc. at the telephone number or address below. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VISION GROUP OF FUNDS, INC.
P.O. Box 4556
Buffalo, New York  14240-4556(800) 836-2211       (716) 842-4488

TABLE OF CONTENTS
[To be generated by the typesetter]

SYNOPSIS

INVESTMENT OBJECTIVE AND POLICIES

     Vision Group of Funds,  Inc. (the  "Corporation")  offers you a convenient,
affordable  way  to  participate  in  eight  separate,   professionally  managed
portfolios. This prospectus describes the Vision Equity Income Fund.

-------------------------------------------------------------------------------
Vision Equity Income Fund (the "Fund") is a diversified portfolio which seeks to provide current income. Capital appreciation is a secondary investment consideration. The Fund pursues its investment objective by investing in a diversified portfolio consisting primarily of income-producing equity securities of domestic companies (e.g. common and preferred stocks, convertible securities). The Fund also may invest in foreign equity securities and debt obligations. (See "Investment Information.")
--------------------------------------------------------------------------------
BUYING AND REDEEMING FUND SHARES

You can conveniently buy and redeem Fund shares on almost any business day. Shares of the Fund are sold at net asset value plus a sales charge and redeemed at net asset value. The minimum initial investment in the Fund is $500 ($250 for retirement plans and IRA accounts), and it may be waived or lowered from time to time. (See "Your Guide to Using the Fund.")

FUND MANAGEMENT

The Fund's investment adviser is Manufacturers and Traders Trust Company ("M&T Bank" or the "Adviser"). M&T Bank makes investment decisions for the Fund. M&T Bank is the principal banking subsidiary of First Empire State Corporation. (See "Adviser's Background.")

SHAREHOLDER SERVICES

When you become a shareholder, you can easily get information about your account by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).

RISK FACTORS

An investment in the Fund may involve certain market risks that are explained more fully in the sections of this prospectus discussing the Fund's investment techniques.

A SUMMARY OF THE FUND'S EXPENSES
-------------------------------------------------------------------------------
Every mutual fund incurs expenses in conducting operations, managing investments and providing services to shareholders. The following summary breaks out the Fund's expenses. You should consider this expense information, along with other information provided in this prospectus, in making your investment decision.

                        SHAREHOLDER TRANSACTION EXPENSES


 Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)                                            5.50%

Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                            None

Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable)                                          None

Redemption Fee (as a percentage of amount redeemed, if applicable)                None

Exchange Fee                                                                      None

                            ANNUAL OPERATING EXPENSES
                (As a percentage of projected average net assets)

Management Fee (after waiver)(1)

12b-1 Fee (2)                                                                     0.00%

Other Expenses                                                                    %

   Shareholder Servicing Fee (2)                                                  0.00%

Total Fund Operating Expenses (3)                                                 %



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee by the investment adviser. The investment adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for the Fund is 0.70%.

(2) The Fund has no present intention of paying or accruing 12b-1 fees or shareholder servicing fees during the fiscal year ending April 30, 1998. If the Fund were paying or accruing 12b-1 fees or shareholder servicing fees, the Fund would be able to pay up to 0.25% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder servicing fees. See "Fund Management, Distribution and Administration."

(3) The Total Fund Operating Expenses absent the voluntary waivers by the investment adviser and administrator are estimated to be ____% for the year ending April 30, 1998. The Total Fund Operating Expenses in the table above are based on expenses expected during the fiscal year ending April 30, 1998.



The Table above can help you understand the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see the section "Fund Management, Distribution and Administration." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE ...................................................  1 year   3 years
                                                             ------   -------
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales load. The Fund charges no redemption fees. $ $

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

HOW THE FUND INVESTS

INVESTMENT INFORMATION
INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. This investment objective cannot be changed without approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

The Fund pursues its investment objective by maintaining a diversified portfolio consisting primarily of income-producing equity securities of domestic companies (e.g., common and preferred stocks, convertible securities). Capital appreciation is a secondary non-fundamental consideration. The Fund will attempt to provide a yield greater than the average yield offered by the stocks of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") and a lower level of price volatility, although there is no assurance that it will be able to do so. The Adviser will invest in companies on the basis of traditional research techniques, including assessment of the companies' earnings and dividend growth prospects, risk/volatility of the company's industry, sound management techniques, ability to finance expected growth, and on the basis of a company's undervaluation relative to other companies in the same industry. These companies may be categorized as "seasoned" or "well-established" companies, although companies with less-established operating histories may be chosen for investment if they have present opportunities for income and capital appreciation.

Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in equity securities that are expected to produce current income. The Fund will also consider whether the securities offer the opportunity for capital appreciation. In selecting investments, the Adviser intends to focus on large capitalization ("large-cap") companies which are those companies with a market capitalization of at least $10 billion or more at the time of investment. The Adviser also may invest, to a lesser extent, in medium capitalization ("mid-cap") or small-capitalization ("small-cap") companies which are generally companies with a market capitalization under $10 billion. Investors should be aware that since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the objective of the Fund will be realized, that any income will be earned, or that the Fund's portfolio will not decline in value.

While equity securities of large-cap companies are generally less volatile than those of more aggressive mid-to-small cap companies, they may also offer less potential for high growth. However, large-cap companies generally offer more potential for income than mid-cap and small-cap stocks because they provide a history of dividends that may help reduce the effects of broader stock price changes. Furthermore, large-cap companies are often beyond the new or emerging phase of their life cycles, yet still are dynamic enough to be responsive and adaptive to changing needs. Large-cap companies can also offer potential for growth yet tend to have less risk than small-cap companies because of their greater resources, more established organizational structures and more experienced management.

The Adviser also will focus on stocks of companies with unrecognized or undervalued assets. A value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements. Value stocks may be out of favor with or misunderstood by investors for a variety of reasons, but are considered to have inherent value or future prospects that are not currently reflected in their stock price. Accordingly, value stocks may have a price/earnings ratio less than the S&P 500 Index, lower than average price to book value, and a higher than average dividend yields than competitors, and thereby offer greater income and growth potential.

The Fund may also seek income by investing up to 35% of the value of its total assets in debt obligations.

For a description of these securities and the following list of Acceptable Investments, see "Investment Techniques, Features and Limitations" section.

Acceptable Investments

The securities in which the Fund invests include:

o common or preferred stocks of U.S. companies which are either listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AMEX") or other domestic stock exchange or traded in the over-the-counter markets;

o  convertible securities;

o investments in American Depository Receipts ("ADRs") of foreign companies traded on the NYSE or AMEX or other domestic stock exchange or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs. In addition, the Fund may invest up to 20% of its total assets in other securities of foreign issuers directly, which may include securities traded on NYSE, AMEX or other domestic stock exchanges ("Non-ADRs");

o domestic issues of corporate debt obligations (including convertible bonds and debentures) rated, at the time of purchase, investment grade by a nationally recognized statistical rating organization ("NRSRO") (e.g., Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard and Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") or, if unrated, of comparable quality as determined by the Adviser;

o  U.S. Government Securities;

o  securities of other investment companies;

o  mortgage-backed securities;

o  asset-backed securities;

o for temporary defensive purposes, the Fund may invest up to 35% of its total assets in money market instruments, including commercial paper that, at the time of purchase, are rated not less than P-1, A-1 or F-1, by Moody's, S&P or Fitch, respectively, or, if unrated, are of comparable quality as determined by the Adviser, time and savings deposits (including certificates of deposit) in domestic and foreign commercial or savings banks, and bankers' acceptances;

o  warrants;

o  futures contracts; and

o  options.

INVESTMENT TECHNIQUES, FEATURES AND LIMITATIONS

CONVERTIBLE SECURITIES

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

CORPORATE DEBT OBLIGATIONS

The Fund may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. These obligations will be rated by an NRSRO at the time of purchase in the top four rating categories (investment grade). If the obligations are unrated, they will be of comparable quality as determined by the Adviser. If any security purchased by the Fund is subsequently downgraded, securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The lowest category of investment grade securities (e.g., Baa or BBB) has speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest payments on such obligations than higher rated obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

FIXED RATE CORPORATE DEBT OBLIGATIONS. The Fund may invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations, but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

FLOATING RATE CORPORATE DEBT OBLIGATIONS. The Fund may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

VARIABLE RATE DEMAND NOTES

The Fund may purchase variable rate demand notes, which are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities which include:

o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

o    notes,   bonds,  and  discount  notes  of  U.S.   government   agencies  or
     instrumentalities which receive or have access to federal funding; and

o notes, bonds, and discount notes of other U.S. government instrumentalities supported by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

o the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

o    the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities which are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities that the Fund may purchase: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

The privately issued mortgage-backed securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested. See "Risks of Mortgage-Backed Securities" below for a description of risks.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the Fund invests are issued by Ginnie Mae, Fannie Mae, or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and/or interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of fixed-income securities.

Not unlike other fixed-income securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities.

The Fund will only invest in CMOs which, at the time of purchase, are rated AAA by an NRSRO or are of comparable quality as determined by the Adviser, and which may be: (i) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) collateralized by pools of mortgages without a U.S. government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICs"). The Fund may invest in REMICs. REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interest." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

RISKS OF MORTGAGE-BACKED SECURITIES

Mortgage-backed securities (including ARMS, CMOs, and REMICs) and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

RISKS OF ASSET-BACKED SECURITIES

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

SECURITIES OF FOREIGN ISSUERS

The Fund may invest in U.S. dollar-denominated and foreign currency denominated equity securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, currency fluctuations, less uniformity in accounting and reporting requirements, higher transaction costs and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and affecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. To the extent that securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of any interest earned, gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets in that currency will decrease. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk identified above appears to be substantial to the Adviser.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreements, which are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other high quality, liquid securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, which may include restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objectives and policies, but which are subject to restriction on resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities not determined by the Directors to be liquid, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies. Generally, the Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limitations by an exemptive order of the SEC or as otherwise permitted by the Investment Company Act of 1940. It should be noted that investment companies incur certain expenses such as advisory, custodian and transfer agency fees and, therefore, any investment by the Fund in shares of another investment company may be subject to such duplicate expenses.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis or both up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash, U.S. government securities or other liquid securities equal to at least 100% of the value of the securities loaned.

There is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash.

DIVERSIFICATION

The Fund is a "diversified" investment company. Under the Investment Company Act of 1940 and Internal Revenue Code of 1986, this means that with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government obligations, securities of other investment companies and cash items). The balance of a diversified fund's assets is not subject to this limitation. Thus, a diversified fund may invest up to 25% of its total assets in the securities of any one issuer.

SHORT SALES

The Fund may sell securities short from time to time, subject to certain restrictions. A short sale occurs when a security which the Fund does not own is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets that are equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.

The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other liquid assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. While in a short position, the Fund will retain the securities, rights, or segregated assets.

PUT AND CALL OPTIONS

The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against fluctuations in value. The Fund may also write put and call options on all or any portion of its portfolio securities to generate income for the Fund. The Fund will write put and call options on securities either held in its portfolio or for which the Fund has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The Fund also may purchase call options on securities to protect against price movements in particular securities which the Fund intends to purchase. A call option gives the Fund, in return for a premium, the right (but not the obligation) to buy the underlying security from the seller at a pre-determined price.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on certain portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or broker/dealers) deemed creditworthy by the Adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

If the Fund does not exercise an option it has purchased, then the Fund loses in value the price it paid for the option premium. If the Fund writes (sells) an option which is subsequently exercised, the premium received by the Fund from the option purchaser may not exceed the increase (in the case of a call option) or decrease (in the case of a put option ) in the value of the securities underlying the option, in which case the difference represents a loss for the Fund. However, if the option expires without being exercised, the Fund realizes a gain in the amount of the premium it received.

FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial and stock index futures contracts to attempt to hedge all or a portion of its portfolio against changes in interest rates or economic market conditions. Financial futures contracts generally require the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts generally involve cash settlement rather than delivery of the stocks comprising the index.

The Fund may also write call options and purchase put options on financial or stock index futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

Generally, the Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS OF FUTURES AND OPTIONS

When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

WARRANTS

The Fund has no present intent to invest more than 5% of its net assets in warrants.

EQUITY RISKS

As with other mutual funds that invest in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

Because the Fund may invest in small-to-medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, although their potential for growth may be greater, stocks in the small-to-medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, small-to-medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing market conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small-to-medium-sized companies may, to some degree though not necessarily, fluctuate independently of the stocks of larger companies. That is, the stocks of small-to-medium-sized companies may decline in price as the price of large company stocks rises or vice versa.

DEBT RISKS

In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

The market value of debt obligations will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Adviser. The Adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value. However, the Adviser will attempt to minimize the fluctuation of the Fund's net asset value by anticipating the direction of interest rates and modifying investments accordingly.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold whenever the Fund's Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. However, the Adviser contemplates that the Fund's portfolio turnover rate will not exceed 100%. Nevertheless, transactions for the Fund's portfolio will be based upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes to the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; and

o with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer other than cash, cash items, securities of other investment companies or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities, or acquire more than 10% of the voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

FUND MANAGEMENT, DISTRIBUTION AND ADMINISTRATION

BOARD OF DIRECTORS

THE FUND IS MANAGED BY A BOARD OF DIRECTORS.

The Directors are responsible for managing the business affairs for the Fund and for exercising all the Fund's powers except those reserved for the shareholders.

INVESTMENT ADVISER

INVESTMENT DECISIONS FOR THE FUND ARE MADE BY M&T BANK, SUBJECT TO THE DIRECTION BY THE DIRECTORS.

The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund for its services.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

ADVISORY FEES

For the services M&T Bank provides and the expenses it assumes as investment adviser, M&T Bank is entitled to receive a fee from the Fund, equal to an annual rate of .70% of the Fund's average daily net assets. This fee is computed daily and paid monthly. M&T Bank has agreed to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities (including any brokerage commissions) purchased for the Fund. From time to time, M&T Bank may voluntarily waive all or a portion of its advisory fees in order to help the Fund maintain a competitive expense ratio.

ADVISER'S BACKGROUND

M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $13 billion bank holding company, as of December 31, 1996, headquartered in Buffalo, New York. M&T Bank has 174 offices throughout New York State and an office in Nassau, The Bahamas as of May 31, 1997.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. The Fund's investments are managed through the Trust & Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $3.1 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). M&T Bank has served as investment adviser to various funds of the Corporation since 1988. As of December 31, 1996, M&T Bank managed over $1.2 billion in net assets of the Corporation's money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

John E. Leslie III has been the Fund's portfolio manager since the Fund's inception. Mr. Leslie joined M&T Bank in February 1996 as Vice President and Senior Portfolio Manager. His investment experience includes two years with Value Line Asset Management, New York where he was a Senior Portfolio Manager (1994-1996). From 1992 to 1994, Mr. Leslie was an independent consultant designing quantitative equity valuation models and structured investment products. Mr. Leslie obtained his B.A. in Finance from Suffolk University, his M.B.A. from Babson College and is a Chartered Financial Analyst.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, M&T Bank looks for prompt execution of the order at a favorable price. In working with dealers, M&T Bank will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, M&T Bank may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. M&T Bank makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors and M&T Bank.

DISTRIBUTION OF FUND SHARES

FEDERATED SECURITIES CORP. IS THE PRINCIPAL DISTRIBUTOR FOR SHARES OF THE FUND.

Shares of the Fund are sold on a continuous basis by Federated Securities Corp. It is a Pennsylvania corporation organized on November 14, 1969, and is also the principal distributor for a number of other investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Pittsburgh, Pennsylvania.

DISTRIBUTION PLAN

Under a distribution plan (referred to as the "Plan") adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, the Fund may pay to the distributor an amount computed at an annual rate of 0.25% of the Fund's average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its 12b-1 compensation under the Plan to the extent the expenses attributable to shares of the Fund exceed such lower expense limitation as the distributor may, by notice to the Corporation, voluntarily declare to be effective. The Fund has no present intention of paying or accruing 12b-1 fees during the fiscal year ending April 30, 1998.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

The distributor may select certain entities to provide sales and/or administrative services as agents for holders of shares of the Fund. For a description of administrative services, see "Administrative Arrangements" below.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund has adopted a Shareholder Services Plan, which is administered by Federated Administrative Services. Under the Plan, M&T Bank may act as a shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be equal to 0.25% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services. The Fund has no present intention of paying or accruing shareholder servicing fees during the fiscal year ending April 30, 1998.

ADMINISTRATIVE ARRANGEMENTS

The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings banks) to provide administrative services that are not provided by Federated Administrative Services (see below). These administrative services include distributing prospectuses and other information, providing accounting assistance and shareholder communications, or otherwise facilitating shareholder purchases and redemptions (sales) of Fund shares. The administrators appointed could include affiliates of the advisers. Brokers, dealers, and administrators will receive fees from the distributor based upon shares owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. If the distributor pays any fees for these services, the fees will be reimbursed by one of the advisers and not the Fund.

ADMINISTRATION OF THE FUND

FEDERATED ADMINISTRATIVE SERVICES, A SUBSIDIARY OF FEDERATED INVESTORS, PROVIDES THE FUND WITH CERTAIN ADMINISTRATIVE PERSONNEL AND SERVICES NECESSARY TO OPERATE THE FUND.

ADMINISTRATIVE SERVICES

Such services include certain legal and accounting services. Federated Administrative Services provides these services for an annual fee as specified in the following table:

MAXIMUM ADMINISTRATIVE              AGGREGATE DAILY NET                FEE
ASSETS OF VISION                     GROUP OF
FUNDS, INC.
         .150%                                       on the first $250 million
         .125%                                        on the next $250 million
         .100%                                       on the next $250 million
         .075%                                       in excess of $750 million

The administrative fee received during any year shall be at least $50,000 for the Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

YOUR GUIDE TO USING THE FUND

HOW THE FUND VALUES ITS SHARES

THE FUND'S NET ASSET VALUE PER SHARE FLUCTUATES.

The net asset value for the Fund's shares is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund and dividing the remainder by the total number of the Fund's shares outstanding.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $500, unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25. The minimum initial and subsequent investment amounts may be waived or lowered from time to time, such as for customers participating in the automatic investment services described below.

WHAT FUND SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

DEALER                   SALES CHARGE     SALES CHARGE      CONCESSION
AS A                       AS A               AS A
                           PERCENTAGE       PERCENTAGE        PERCENTAGE OF
                           OF PUBLIC         OF NET            PUBLIC
AMOUNT OF                   OFFERING       INVESTED            OFFERING
TRANSACTION                    PRICE                           PRICE
Less than  $50,000            5.50%            5.82%            5.00%
$50,000 but less
than $100,000...               4.25%          4.44%             3.75%
$100,000 but less
than $250,000...               3.25%          3.36%             2.75%
$250,000 but less
than $500,000...               2.25%          2.30%             2.00%
$500,000 but less
than $1  million.......        2.00%          2.04%             1.75%
$1 million or  more            0.00%          0.00%             0.00%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on:

     (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected;

     (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or

(iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In connection with the sale of Fund shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.

SALES CHARGE REALLOWANCE

For sales of shares of the Fund, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, the distributor will uniformly and periodically offer to pay broker/dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash, items of material value, or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities. In some instances, these incentives will be made available only to broker/dealers whose employees have sold or may sell significant amounts of shares.

The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of their customers in connection with the initiation of customer accounts and purchases of shares of the Fund.

In addition, the distributor will offer to pay broker/dealers an amount of up to 1.00% of the net asset value of shares purchased for an account of their client or customer in an amount of $1 million or more.

The distributor and the Adviser, or affiliates thereof, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of shares of the Fund or as financial assistance for providing substantial marketing, sales and operational support. Compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other special events. In some instances, this compensation may be predicated upon the amount of shares sold and/or upon the type and nature of sales or operational support they furnish. Dealers may not use sales of the Corporation's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned other compensation shall be paid for by the Corporation, the Fund, or its shareholders, nor will it change the price paid by investors for the purchase of Fund shares.

PURCHASES AT NET ASSET VALUE

Shares of the Fund may be purchased, subject to applicable law and regulation from time to time, at net asset value, without a sales charge, by the following investors, their spouses and their immediate relatives: (i) current and retired employees and directors of M&T Bank, First Empire State Corporation and their subsidiaries; (ii) current and former Directors of the Corporation; (iii) clients of the Trust & Investment Services Division of M&T Bank; (iv) employees (including registered representatives) of a dealer which has a selling group agreement with the Fund's distributor and consents to such purchases; (v) current and retired employees of any sub-adviser to the Vision Group of Funds, Inc.; and (vi) investors referred by any sub-adviser to the Vision Group of Funds, Inc. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund, or its shareholders.

A special application form which is available from the Shareholder Servicing Agent, must be submitted with the initial purchase.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES

Investors may purchase shares of the Fund at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or (ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must present satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund or its shareholders.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares of the Fund through:

o  quantity discounts and accumulated purchases;

o  signing a 13-month letter of intent;

o  using the reinvestment privilege; or concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As shown in the table under "What Fund Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

If an additional purchase of shares of the Fund is made, the Fund will consider the previous purchases still invested in the Fund in calculating the applicable sales charge rate. For example, if a shareholder already owns shares which were purchased at the public offering price of $70,000 and then purchases $40,000 more at the current public offering price, the sales charge of the additional purchase according to the schedule now in effect would be the rate imposed on a $110,000 investment, not the rate imposed on a $40,000 investment.

To receive the sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT

If a shareholder intends to purchase shares of the Fund equal in value to at least $50,000 over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold 5.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The 5.50% held in escrow will be applied to the shareholder's account at the end of the 13-month period, unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE

If shares in the Fund have been redeemed, the shareholder has a one-time right to reinvest, within 90 days, the redemption proceeds in the Fund at the next-determined net asset value without any sales charge. M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate the sales charge. If the shareholder redeems his or her shares in the Fund, there may be tax consequences.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Vision Group of Funds, Inc., the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in one of the funds with a sales charge, and $40,000 in another fund with a sales charge, the sales charge imposed on each purchase would be reduced to the sales charge rate in effect for a $110,000 investment in the respective fund.

To receive this sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the agent placing the order at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

HOW TO BUY SHARES

YOU CAN BUY SHARES OF THE FUND ON ANY BUSINESS DAY, EXCEPT ON DAYS WHICH THE NEW YORK STOCK EXCHANGE OR M&T BANK IS CLOSED OR ON HOLIDAYS WHEN WIRE TRANSFERS ARE RESTRICTED (COLUMBUS DAY, VETERANS' DAY AND MARTIN LUTHER KING DAY).

Shares may be purchased either by wire, mail or transfer. The Fund reserves the right to reject any purchase request.

     Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573.

THROUGH THE BANK

You may purchase shares through M&T Bank. To do so, contact an account representative at M&T Bank or those affiliates of M&T Bank which make shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488). THROUGH M&T SECURITIES, INC.

You may purchase shares of the Fund through any representative of M&T Securities, Inc. ("M&T Securities") at M&T Bank as well as at separate M&T Securities locations, or by calling 1-800-724-5445. M&T Securities (member NASD and SIPC) is a wholly-owned registered broker-dealer subsidiary of M&T Bank.

THROUGH AUTHORIZED BROKER/DEALERS

An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. For additional details, contact your broker.

PAYMENT

Payment may be made by either check or federal funds or by debiting a customer's account at M&T Bank or any of its affiliate banks. Purchase orders must be received by 4:00 p.m. (Eastern time) in order to be credited that same day. For settlement of an order to occur, payment must be received on the next business day following the order.

BUYING SHARES BY WIRE

You can purchase shares of the Fund by Federal Reserve wire. This is referred to as wiring federal funds, and it simply means that your bank sends money to the Fund's bank through the Federal Reserve System. To purchase shares by Federal Reserve wire, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

BUYING SHARES BY MAIL

To buy shares of the Fund for the first time by mail, complete and sign an account application form and mail it, together with a check made payable to "Vision Equity Income Fund" in an amount of $500 or more, to the address below:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check has been received.

BUYING SHARES BY TRANSFER

To purchase shares of the Fund by transferring money from a bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks. To place an order, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account by the next business day and your purchase of shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn periodically and invested in Fund shares at the next net asset value calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays dividends quarterly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless payments are requested by writing to the Fund or M&T Bank's Mutual Fund Services. Dividends and capital gains can also be reinvested in shares of any other fund comprising the Vision Group of Funds, Inc., subject to any applicable investment requirements.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. The Fund will not issue certificates for your shares unless you make a written request to the Fund. Federated Shareholder Services Company is a subsidiary of Federated Investors.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Confirmations are sent to shareholders of the Fund to report dividends paid during the quarter.

HOW TO EXCHANGE SHARES

ALL SHAREHOLDERS IN ANY OF THE FUNDS ARE SHAREHOLDERS OF VISION GROUP OF FUNDS, INC. AND HAVE ACCESS TO THE OTHER FUNDS IN THE CORPORATION (REFERRED TO AS "PARTICIPATING FUNDS") THROUGH AN EXCHANGE PROGRAM. YOU MAY EXCHANGE SHARES OF ANY OF THE FUNDS FOR SHARES OF OTHER PARTICIPATING FUNDS AT NET ASSET VALUE, PLUS ANY APPLICABLE SALES CHARGE.

When exchanging into and out of Participating Funds with a sales charge and Participating Funds without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Participating Fund, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. When exchanging into and out of Participating Funds with different sales charges, exchanges are made at net asset value. Shares of Participating Funds with no sales charge acquired by direct purchase may be exchanged for shares of other Participating Funds with a sales charge at net asset value plus an applicable sales charge. However, shares of Participating Funds with no sales charge that were acquired by the reinvestment of dividends will not be subject to a sales charge upon an exchange into shares of a Participating Fund with a sales charge. Instead, such exchanges will be made at net asset value.

To be eligible for this exchange privilege, you must exchange shares with a net asset value of at least the minimum initial investment required by the Participating Fund into which you are exchanging if it is a new account. You may exchange your shares only for shares of Participating Funds that may legally be sold in your state of residence. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Participating Fund into which an exchange is to be made.

Once the transfer agent has received proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next net asset value calculated. If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish a new account. Unless you specify otherwise, this account will be registered in the same name and have the same dividend and capital gains payment options as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, you must provide a signature guarantee to verify your signature. Please see the "Signature Guarantees" section later in this prospectus for more information about signature guarantees.

Each exchange is considered a sale of shares of one fund and a purchase of shares of another fund, and depending on the circumstances, may generate a short or long-term capital gain or loss for federal income tax purposes.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

To find out more about the exchange privilege, call M&T Bank's Mutual Fund Services at the number listed below.

EXCHANGING SHARES BY TELEPHONE

You may exchange shares between Participating Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488). To sign up for telephone exchanges, you must select the telephone exchange option on the new account application. It is recommended that you request this privilege on your initial application. If you do not and later wish to take advantage of telephone exchanges, you may call M&T Bank's Mutual Fund Services for authorization forms.

You can only exchange shares by telephone between fund accounts with identical shareholder registrations (names, addresses, and taxpayer identification numbers).

Telephone exchange instructions must be received by M&T Bank's Mutual Fund Services by 4:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged that same day. You will not receive a dividend from the fund into which you are exchanging on the date of the exchange.

You may have difficulty making exchanges by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

If you have certificates for the shares you want to exchange, you cannot make a telephone exchange. Instead, the certificates must be properly endorsed and should be sent by registered or certified mail, along with your written exchange request, to the Vision Group of Funds, Inc. at the address shown below. M&T Bank's Mutual Fund Services will then forward the certificate to the transfer agent, Federated Shareholder Services Company, and the shares will be deposited into your account before the exchange is made.

Shareholders requesting the telephone exchange service authorize the Corporation and its agents to act upon their telephonic instructions to exchange shares from any account for which they have authorized such services. Exchange instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGING SHARES BY MAIL

You may exchange shares by mail by sending your written request to:

Vision Group of Funds, Inc.   P.O. Box 4556   Buffalo, New York 14240-4556

HOW TO REDEEM SHARES

THE FUND REDEEMS YOUR SHARES AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER THE FUND RECEIVES YOUR REDEMPTION REQUEST. WHEN FUND SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

You may redeem shares only on days when the Fund computes its net asset value. You cannot redeem shares on days when the New York Stock Exchange or M&T Bank are closed, or on holidays when wire transfers are restricted (Columbus Day, Veterans' Day, and Martin Luther King Day). While you may redeem various amounts by telephone or written request, you can close your account only by written request.

TELEPHONE REDEMPTIONS

You may redeem your shares by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488) before 4:00 p.m. (Eastern time). The proceeds will be wired the next business day directly to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System. M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

You will be automatically eligible for telephone redemptions, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone/ wire redemption option on your initial application. If you do not do this and later wish to take advantage of telephone redemptions, you must call M&T Bank's Mutual Fund Services for authorization forms.

You may have difficulty redeeming shares by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written redemption request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

The Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination.

If you hold shares in certificate form or hold Fund shares through an IRA account, you cannot redeem those shares by phone, but instead must redeem them in writing as explained below.

Shareholders who accept the telephone redemption service authorize the Corporation and its agents to act upon their telephonic instructions to redeem shares from any account for which they have authorized such services. Redemption instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES BY MAIL

You may redeem shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

Please call M&T Bank's Mutual Fund Services for specific instructions before redeeming by letter. Your written request must include your name, the Fund's name, your account number, and the share or dollar amount you want to redeem. If share certificates have been issued to you, those certificates must be properly endorsed and should be sent by registered or certified mail along with your redemption request.

SIGNATURE GUARANTEES

A signature guarantee verifies the authenticity of your signature. For your protection, you must have your signature guaranteed on written redemption requests in the following instances:

o  if you are redeeming shares worth $50,000 or more;

o if you want a redemption of any amount sent to an address other than your address on record with the Fund;

o if you want a redemption of any amount payable to someone other than yourself as the shareholder of record; or

o    if you want to transfer the registration of the Fund shares.

The signature guarantee must be provided by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which also is administered by the FDIC;

o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or

o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

If you own Fund shares worth $10,000 or more, you can have regular payments of $50 or more sent from your Fund account to you, another person you designate or your checking or NOW deposit account. Fund shares are redeemed to provide periodic payments in the amount you specify.

Depending on the amount you are withdrawing, the amount of dividends or any capital gains distributions paid on the Fund shares, and any possible fluctuations in the Fund's net asset value per share, these redemptions may reduce and eventually exhaust your investment in the Fund. For this reason, you should not consider systematic withdrawal payments as yield or income received from your investment in the Fund. Due to the fact that shares are sold subject to sales charge, it may not be advisable for shareholders to be purchasing shares while participating in this program.

For more information and an application form for the Systematic Withdrawal Program, call M&T Bank's Mutual Fund Services.

INVOLUNTARY REDEMPTIONS

Because of the high cost of maintaining accounts with low balances, the Fund may redeem your shares and send you the proceeds if your account balance falls below a minimum value of $250 due to shareholder redemptions. Shareholders who make large or frequent withdrawals may be particularly vulnerable to this involuntary redemption process. However, before shares are redeemed to close an account, the shareholder will be notified in writing and given 30 days to purchase additional shares to meet the minimum balance requirement.

Further, the Fund reserves the right to redeem shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.

TAX INFORMATION

BELOW IS A GENERAL DISCUSSION OF TAX CONSIDERATIONS FOR THE FUND. NO ATTEMPT HAS BEEN MADE TO PRESENT A DETAILED EXPLANATION OF THE INCOME TAX TREATMENT OF THE FUND OR ITS SHAREHOLDERS, AND THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

The tax consequences discussed here apply whether you receive dividends in cash or reinvest them in additional shares. The Fund will send you tax information annually regarding the federal income tax consequences of distributions made during the year. You should definitely consult your own tax adviser about any state or local taxes that may apply.

The Fund will be treated as a separate entity for federal income tax purposes. Income earned by the Fund, including any capital gains or losses realized, is not combined with income earned on the Corporation's other portfolios.

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code so that it is not required to pay federal income taxes on the income and capital gains distributed to shareholders.

FEDERAL INCOME TAXES

Unless shareholders of the Fund are otherwise exempt from taxes, they are required to pay federal income taxes on dividends and other distributions received (including capital gains distributions, if any) from the Fund.

DESCRIPTION OF FUND SHARES

Vision Group of Funds, Inc. was organized as a Maryland corporation on February 23, 1988, and consists of eight available portfolios: Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision Growth and Income Fund, Vision New York Tax-Free Fund, Vision Capital Appreciation Fund and Vision Equity Income Fund. The Corporation's Articles of Incorporation permit the Corporation to offer separate series of shares in these funds or other future portfolios.

Each Fund share represents an equal proportionate interest in the Fund with other shares and participates equally in the dividends and any other distributions that are declared at the discretion of the Corporation's Board of Directors.

VOTING RIGHTS AND OTHER INFORMATION

SHAREHOLDERS OF THE FUND ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE THEY HOLD AND TO FRACTIONAL VOTES FOR ANY FRACTIONAL SHARES THEY HOLD.

Shareholders in the Fund generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Board of Directors determines that the matter to be voted upon affects only the interests of shareholders of a particular class. (See the "Description of Fund Shares" in the Statement of Additional Information for examples of when the Investment Company Act of 1940 requires that shareholders vote by class.)

The Fund is not required to hold annual shareholder meetings, unless matters arise that require a vote of the shareholders under the Investment Company Act of 1940. That law requires a vote of the shareholders to approve changes in the Fund's investment advisory agreement, to replace the Fund's independent certified public accountants and, under certain circumstances, to elect members to the Corporation's Board of Directors.

Directors may be removed by the Corporation's Board of Directors or by a vote of shareholders at a special meeting. The Corporation's Board of Directors will promptly call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Fund's outstanding shares.

As used in this prospectus, "assets belonging to the Fund" means the money received by the Corporation upon the issuance or sale of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment of that money. This includes any proceeds from the sale, exchange, or liquidation of these investments, any funds or payments derived from the reinvestment of these proceeds, and a portion of the general assets of the Corporation that do not otherwise belong to the Fund.

Assets belonging to the Fund are charged with the direct expenses and liabilities of the Fund and with a share of the general expenses and liabilities of the Corporation. The general expenses and liabilities of the Corporation are allocated in proportion to the relative asset values of all the Corporation's portfolios at the time the expense or liability is incurred.

The management of the Corporation determines the Fund's direct and allocable liabilities at the time the expense or liability is incurred as well as the Fund's allocable share of any general assets at the time the asset is acquired. These determinations are reviewed and approved annually by the Corporation's Board of Directors and are conclusive.

HOW THE FUND SHOWS PERFORMANCE

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices. The Fund may advertise its performance in terms of yield and total return, as defined below. Of course, total return and yield figures are based on past results and are not an indication of future performance.

TOTAL RETURN

The average annual total return of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

ADDRESSES

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, New York 14240

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1119
Boston, Massachusetts 02103

ADMINISTRATOR
Federated Administrative Services
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, Pennsylvania 15219

Vision Equity Income Fund
Prospectus dated
September 30, 1997


[VISION LOGO]


------------

___________ (9/97)

____________ (9/97)




The Fund may invest in corporate debt obligations. Corporate debt obligations may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

Increasing rate securities, which currently do not make up a significant share of the market in corporate debt obligations, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.

Zero Coupon Bonds

The Fund may invest in zero coupon bonds, which may be in the form of zero coupon convertible securities. Zero coupon bonds are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon bonds accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. Zero coupon convertible bonds usually have put features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon bonds may be more sensitive to market interest rate fluctuations than conventional debt securities.

Federal income tax law requires the holder of a zero coupon bond to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as regulated investment companies and avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon bonds which the Fund owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

U.S. Government Securities

     The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

         o  the full faith and credit of the U.S. Treasury;

         o  the issuer's right to borrow from the U.S. Treasury;

         o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         o  the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

         o  Farm Credit Banks;

         o  The Student Loan Marketing Association;

         o  Federal Home Loan Banks;

         o  Federal Home Loan Mortgage Corporation; and

         o  Federal National Mortgage Association.

[THE FOLLOWING SECTIONS WERE DELETED:

Mortgage-Backed Securities

Privately issued mortgage-related securities which the Fund may purchase generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Governmental National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related pools highly liquid.

      Resets of Interest

         The interest rates paid on the ARMS, CMOs, and REMICs in which the Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Other tend to lag changes in market rate levels and tend to be somewhat less volatile.

         To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.

      Caps and Floors]

         The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

         The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Money Market Instruments

The Fund may invest in money market instruments such as:

o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured;

o commercial paper rated, at the time of purchase, not less than A-1 by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Services, Inc. ("Moody's"), or F-1 by Fitch Investors Service, Inc. ("Fitch"), or if not rated are determined to be of comparable quality by the Fund's investment adviser, Manufacturers and Traders Trust Company ("M&T Bank") (see Appendix for a description of the basis of those ratings);

o time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF"), or institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or are withdrawable upon notice not exceeding ninety days; and

o    bankers' acceptances.

Securities of Foreign Issuers

The Fund may invest in securities of foreign issuers. Securities of foreign issuers may include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World
Bank), European Investment Bank and Inter American Development Bank.

Securities of a foreign issuer may present greater risks than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, investments in foreign issuers may include additional risks associated with less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on securities of foreign issuers. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk appears to M&T Bank to be substantial.

Repurchase Agreements

The Fund may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by M&T Bank to be creditworthy pursuant to guidelines established by the Board of Directors.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Illiquid and Restricted Securities

The Fund may invest in illiquid and restricted securities. The ability of the Board of Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the Corporation's Board.

Under the criteria currently established by the Directors, M&T Bank must consider the following factors in determining the liquidity of restricted securities: (i) the frequency of trades and quotes for the security; (ii) the volatility of quotations and trade prices for the security; (iii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of the security and the nature of the marketplace trades; (vi) the rating of the security and the financial condition and prospects of the issuer of the security; and (vii) such other factors as may be relevant to a Fund's ability to dispose of the security.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agrees that it is purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by M&T Bank, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

Futures and Options Transactions

As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolios by buying and selling futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase current income.

The Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position of futures transactions may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

      Futures Contracts

         The Fund may purchase and sell financial and stock futures contracts to generate income or to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

         For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

         Stock index futures contracts are based on indices that reflect the market value of common stock of the issuers included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

      "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

         The Fund will comply with the following restrictions when purchasing and selling futures contracts. To the extent required to comply with Commodity Futures Trading Commission ("CFTC") Regulation 4.5 and thereby avoid status as a "commodity pool operator," the Fund will not enter into a futures contract for other than bona fide hedging purposes, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of the Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.

      Put Options on Financial and Stock Index Futures Contracts

         The Fund may purchase listed put options on financial and stock index futures contracts. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or changes in stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

         Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

      Call Options on Financial and Stock Index Futures Contracts

         In addition to purchasing put options on futures, the Fund may write listed call options on financial and stock index futures contracts to hedge its portfolio against an increase in market interest rates or changes in stock market conditions. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise or market conditions change, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

         In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

         Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

      Purchasing Put Options On Portfolio Securities

         The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in their portfolios. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase these put options as long as the underlying stocks are held in its portfolio.

      Writing Covered Put Options on Portfolio Securities

         The Fund may also write put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

      Writing Covered Call Options on Portfolio Securities

         The Fund may also write covered call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Covered call options generally do not present investment risks different from those associated with a security purchase. For example, a security may be sold before it reaches its maximum potential value, or it may be retained even though its current market price has dropped below its purchase price. Similarly, a covered call option presents these risks. For example, when the option purchaser acquires the security at the predetermined exercise price, the Fund could be giving up any capital appreciation above the exercise price that is not offset by the option premium paid by the option purchaser to the Fund. Conversely, if the underlying security decreases in price and the option purchaser decides not to carry out the transaction, the Fund keeps the premium and the Fund can sell the security or hold onto it for future price appreciation. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. Writing of call options by the Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.

      Over-the-Counter Options

         The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyer or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

      Stock Index Options

         The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stock included in the index.

         The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of M&T Bank to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

      Risks

         When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, M&T Bank could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

         It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although M&T Bank will consider liquidity before entering into these transactions, there is not assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close out these positions could have an adverse effect on the Fund's ability to effectively hedge its portfolio.

         To minimize risks, the Fund may not purchase or sell futures contracts or related options, for other than bona fide hedging purposes, if immediately thereafter the sum the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets after taking into account the unrealized profits and losses on those contracts it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Warrants

The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Portfolio Turnover

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve its investment objective. Securities in its portfolio will be sold whenever M&T Bank believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. M&T Bank and M&T Bank does not anticipate that the Fund's annual portfolio rate will exceed 100% under normal market conditions.

Investment Limitations
--------------------------------------------------------------------------------
Selling Short and Buying on Margin

         The Fund will not sell any securities short or purchase any securities on margin, except as described below and other than in connection with buying futures contracts and put options, and writing covered call options, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

         The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         The Fund may purchase and dispose of U.S. Government securities and CMOs before they are issued and may also purchase and dispose of them on a delayed delivery basis.

      Issuing Senior Securities and Borrowing Money

         The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

      Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options and segregation or collateral arrangements made in connection with options, futures, options on futures, reverse repurchase agreements, lending of portfolio securities, or the purchase of securities on a when-issued basis.

      Underwriting

         The Fund will not underwrite any issue of securities except as they may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      Investing in Real Estate

         The Fund will not purchase or sell real estate including limited partnership interests although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      Lending Cash or Securities

         The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.

      Investing in Commodities

         The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase and sell futures contracts and related options.

      Concentration of Investments

         The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.

      Diversification of Investments

         With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations are fundamental policies of the Fund and cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      Investing in Illiquid Securities

         The Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Directors to be liquid, and non-negotiable time deposits with maturities over seven days.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has no present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Vision Group of Funds, Inc. Management
--------------------------------------------------------------------------------

Officers and Directors are listed with their addresses, birthdates, present positions with Vision Group of Funds, Inc., and principal occupations.


--------------------------------------------------------------------------------
Randall I. Benderson
570 Delaware Avenue
Buffalo, NY

Birthdate: January 12, 1955

Director

Senior Vice President and Chief Operating Officer, Benderson
Development Company, Inc.


--------------------------------------------------------------------------------
Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291

East Aurora, NY  14052

Birthdate:  July 20, 1934

Director

Director, New York State Electric & Gas Corp.; Secewsow Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; Buffalo Branch, Federal Reserve Bank of New York; and Former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.


--------------------------------------------------------------------------------

Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads
Collins, NY

Birthdate:  July 14, 1940

Director

President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.


-------------------------------------------------------------------------------
George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY

Birthdate:  February 8, 1933

Director

Former President, Brand Name Sales, Inc.; President, Hambleton & Carr, Inc.


--------------------------------------------------------------------------------
Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate:  October 22, 1930

President and Treasurer

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.


--------------------------------------------------------------------------------
Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA

Birthdate: March 23, 1960

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA

Birthdate: November 17, 1961

Secretary

Corporate Counsel and Vice President, Federated Administrative Services; formerly Attorney, Morrison & Foerster (law firm).


--------------------------------------------------------------------------------

Fund Ownership

Officers and Directors own less than 1% of the Fund's outstanding shares.

Directors' Compensation

                                        AGGREGATE
NAME,                                   COMPENSATION
POSITION WITH                           FROM
CORPORATION                           CORPORATION*#
--------------------------------------------------------------------------------
Randall I. Benderson,
Director                                $9,500

Joseph J. Castiglia,
Director                                $10,000

Daniel R. Gernatt, Jr.,
Director                                $10,000

George K. Hambleton,  Jr.,
Director                                $10,000

*Information is furnished for the fiscal year ended April 30, 1997. The Corporation is the only investment company in the Fund Complex.

     #The aggregate compensation is provided for the Corporation which is comprised of eight portfolios.

Director Liability

With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.

Investment Advisory Services
--------------------------------------------------------------------------------
Adviser to the Fund

Investment advisory services are provided to the Fund by Manufacturers and Traders Trust Company ("M&T Bank"). The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Fund's prospectus.

The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.

Unless sooner terminated, the advisory agreement between the Fund and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding shares of a Fund (as defined in the Prospectus), and by a majority of the Directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on sixty days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of a Fund, or by M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940.

Advisory Fees

For its advisory services, M&T Bank receives an annual investment advisory fee from the Fund as described in the Prospectus.

Other Services
--------------------------------------------------------------------------------
Administrative Services

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the Prospectus.

Custodian and Portfolio Accountant

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Fund's registered transfer agent, maintains all necessary shareholder records.

Independent Auditors

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

Brokerage Transactions
--------------------------------------------------------------------------------
M&T Bank determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities of the Fund are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.

M&T Bank may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to M&T Bank and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by M&T Bank or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which M&T Bank or its affiliates might otherwise have paid, it would tend to reduce their expenses. M&T Bank exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with M&T Bank, or its affiliates, and will not give preference to M&T Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. While serving as investment adviser to the Fund, M&T Bank has agreed to maintain its policy and practice of conducting M&T Bank's Trust and Investment Services Division independently of its Commercial Department.

In making investment recommendations for the Fund, neither M&T Bank nor Trust and Investment Services Division personnel of M&T Bank will inquire or take into consideration whether the issuer of securities proposed for purchase or sale by the Fund is a customer of the Commercial Department of M&T Bank and, in dealing with its commercial customers, the Commercial Department will not inquire or take into consideration whether securities of such customers are held by the Fund.

Although investment decisions for the Fund are made independently from those of the other accounts managed by M&T Bank, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by M&T Bank is prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by M&T Bank to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Description of Fund Shares
--------------------------------------------------------------------------------
The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to 10 billion full and fractional shares of Common Stock, of which eight billion shares have been classified into eight classes of one billion shares each. Two billion shares remain unclassified at this time. Shares of Classes A, B, C, D, E, F, G and H Common Stock represent interests in Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund, Vision Capital Appreciation Fund, and Vision Equity Income Fund, respectively.

The Board of Directors may classify or reclassify any unissued shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of that Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.

Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is not affected by a matter unless it is clear that the interests of each portfolio in the matter are identical, or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, Rule 18f-2 provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareholders of the Corporation voting without regard to class.

Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund and the Corporation's other portfolios (voting together without regard to class).

How to Buy Shares
--------------------------------------------------------------------------------
Shares of the Fund are sold at net asset value plus an applicable sales charge on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "How to Buy Shares."

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. M&T Bank and State Street Bank act as the shareholders' agents in depositing checks and converting them to federal funds.

How the Fund Values its Shares
--------------------------------------------------------------------------------
The market value of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sales price on a national securities exchange, if applicable;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bond and other fixed income securities, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or, for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

o for all other securities, at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts, options on portfolio securities and options on futures at their market values established by the applicable exchanges at the close of trading on such exchanges, unless the Directors determine in good faith that another method of valuing these positions is necessary to appraise their fair value.

How to Redeem Shares
--------------------------------------------------------------------------------
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "How to Redeem Shares."

Redemption in Kind

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

Determining Net Asset Value
--------------------------------------------------------------------------------
Net asset value generally changes each day. The days on which net asset value is calculated for shares of the Fund are described in the prospectus.

Banking Laws
--------------------------------------------------------------------------------
The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such company as agent for and upon the order of their customers.

Some entities providing services to the Fund are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissable activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Corporation's Board of Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Tax Status
-------------------------------------------------------------------------------
The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o derive less than 30% of its gross income from the sale of securities held less than three months;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. Otherwise, these dividends, and any short-term capital gains are taxable as ordinary income.

      Capital Gains

         Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

Total Return
--------------------------------------------------------------------------------
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of shares redeemed.

Yield
-------------------------------------------------------------------------------
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

Performance Comparisons
-------------------------------------------------------------------------------
The performance of shares of the Fund depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in a Fund's expenses; and

         o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

         o Dow Jones Industrial Average ("DJIA") represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

o Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

         o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

         o Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.

         o Merrill Lynch Corporate And Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

         o Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

o Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

o Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

o Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o The Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

o The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

o Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

o Standard & Poor's Daily Stock Price Indices of 500 And 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o The S&P/BARRA Value Index and the S&P/BARRA Growth Index are constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

o Russell 1000 Growth Index consists of those Russell 1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

o Russell 2000 Small Stock Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

o Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

o Wilshire 5000 Equity Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

o    Consumer Price Index is generally considered to be a measure of inflation.

o New York Stock Exchange Composite Index is a market value weighted index which relates all NYSE stocks to an aggregate market value as of December 31, 1965, adjusted for capitalization changes.

o Value Line Composite Index consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

o NASDAQ Over-the-Counter Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

o AMEX Market Value Index covers approximately 850 American Stock Exchange stocks and represents less than 5% of the market value of all US stocks. The AMEX is a value-weighted index calculated on price change only and does not include income.

o Lehman Brothers New York Tax-Exempt Index is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured. Unlike money market funds, which attempt to maintain a stable offering price, the offering price of the Fund's shares fluctuates. Advertisements may quote performance information which does not reflect the effect of the sales load.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to more than 6,000 funds available.

Appendix
--------------------------------------------------------------------------------
Standard & Poor's Ratings Group Bond Ratings

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR-Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc. Bond Ratings

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR-Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Ratings

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard & Poor's Ratings Group Municipal Note Ratings

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

Moody's Investors Service, Inc. Short-Term Loan Ratings

MIG 1/VMIG 1-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Ratings

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great for issues assigned F-1+ and F-1 ratings.

Standard & Poor's Ratings Group Commercial Paper Ratings

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Ratings

Prime1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

G01716-02 (_/97)





PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

           (a)    Financial Statements. (Portfolio 8) To be filed by amendment.
           (b)    Exhibits:
                  (1) Conformed copy of Articles of Incorporation of the Registrant (11);
                           (i)      Conformed copy of Articles Supplementary
                                    (8);
                           (ii)     Conformed copy of Articles Supplementary
                                    dated May 29, 1996 (15);
                  (2)      Copy of By-Laws of the Registrant (11);
                  (3)      Not applicable;
                  (4)      Copy of Specimen Certificate for Shares of Capital
                           Stock of
                           the Registrant (8);
                           (i)      Copy of Specimen Certificate for Shares of
                                    Capital Stock of the Vision Capital
                                    Appreciation Fund (15);
                  (5)      (i)      Conformed copy of Investment Advisory
                                    Contract of the Registrant (9);
                           (ii) Conformed copy of Sub-Advisory Contract (10);
                           (iii) Conformed copy of Exhibit B to Investment Advisory Contract;(14) (ii) Form of Exhibit C to Investment Advisory Contract; +
                  (6)      (i)      Conformed copy of Distributor's Contract of
                                    the Registrant (9);
                                          (a) Conformed copy of Distribution
                                             Plan of the Registrant (9);
                           (ii)     Form of Exhibit D to the Distributor's
                                    Contract+
                           (ii)     Conformed copy of Administrative Services
                                     Agreement of the Registrant (9);
                           (iii)    Conformed copy of Shareholder Services Plan
                                    of Registrant (9);
                                    (a) Copy of Exhibit A to Amended and
                           Restated Shareholder Services Plan; + (iv) Conformed copy of Exhibit C to Distributor's Contract;(14) (v) Conformed copy of Amended and Restated Shareholder Services Agreement (13); (vi) Copy of Amendment No. 1 to Exhibit A to Shareholder Services Agreement;(14)
                           (vii) Copy of Amendment No. 2 to Exhibit A to Shareholder Services Agreement; +

                  (7)      Not applicable;

+        All Exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos.
          33-20673 and 811-5514)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 31, 1994 (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 3, 1996. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

(8)      Conformed copy of Custodian Agreement of the Registrant (12);
         (i)      Copy of Amendment No. 2 to Exhibit A to
                  Custodian Contract;(14)
         (ii)     Copy of Amendment No. 3 to Exhibit A to Custodian Contract; +
(9) Conformed copy of Agreement for Fund Accounting Services and Transfer Agency Services (16);
         (i) Copy of Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services; +
(10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (11);
(11)     Conformed copy of Consent of Independent Auditors; (17)
(12)     Not applicable;
(13)     Conformed copy of Initial Capital Understanding (11);
(14)     Not applicable;
(15)     (i)        Copy of Rule 12b-1 Plan (7);
                          (a) Conformed copy of Exhibit B to Rule 12b-1
                               Plan; (14)
                          (b) Form of Exhibit C to Rule 12b-1 Plan;+
         (ii)       Copy of Rule 12b-1 Agreement (7);
                           (a) Copy of Exhibit B to Rule 12b-1 Agreement; (14)
                           (b) Copy of Exhibit C to Rule
                               12b-1 Agreement; +
         (iii)      Copy of Dealer (Sales) Agreement (7);
(16)     Copy of Schedule for Computation of Fund Performance Data (12);
         (i) Copy of Schedule for Computation of Fund Performance Date for the Vision Capital Appreciation Fund (15);
(17)     Copy of Financial Data Schedules; (17)
(18)Not Applicable
(19)Conformed copy of Power of Attorney (14);

Item 25.          Persons Controlled by or Under Common Control with Registrant
                  None
----------------------------------
+ All Exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed June 27, 1997. (File Nos. 33-20673 and 811-5514)

Item 26.   Number of Holders of Securities:

                                                     Number of Record Holders
           Title of Class                             as of July 30, 1997
           --------------                            --------------------

           Shares of capital stock
           ($0.001 per Share par value)

           Vision Money Market Fund                                11,770
           Vision New York Tax-Free Money Market Fund     535
           Vision Treasury Money Market Fund                       791
           Vision U.S. Government Securities Fund         1,116
           Vision New York Tax-Free Fund                           1,575
           Vision Growth and Income Fund                           6,168
           Vision Capital Appreciation Fund                        2,117
           __________________________________

Item 27.   Indemnification:  (7)

Item 28.   Business and Other Connections of Investment Adviser:

      (a) Manufacturers & Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $13 billion bank holding company, as of December 31, 1996, headquartered in Buffalo, New York. As of May 31, 1997, M&T Bank has 174 offices throughout New York State and an office in Nassau, The Bahamas.

           M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York. Registrant's investments are managed through the Trust and Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $3.1 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 1996, M&T Bank managed over $1.2 billion in VISION money market mutual fund assets. Except for Vision Group of Funds, Inc., M&T Bank does not presently provide investment advisory services to any other registered investment companies.

           The Funds' investments are managed through the Trust &
           Investment Services Division of M&T Bank.

                  The principal executive Officers and Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.
---------------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)



      (b)
                                                                                Other Substantial
                                               Position with                    Business, Profession,
     Name                                      the Adviser                      Vocation or Employment

Brent D. Baird                                 Director                         Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

C. Angela Bontempo                             Director                         Senior V.P. & Exec. Dir.
Elm & Carlton Streets                                                           Roswell Park Cancer
Buffalo, NY  14263-0001                                                         Institute

Robert T. Brady                                Director                         Chairman, President and
East Aurora, NY  14052-0018                                                     C.E.O. Moog, Inc.

Atwood Collins, III                            Executive Officer                President of the
350 Park Avenue                                                                 New York City
6th Floor                                                                       Division of
New York, NY  10022-6022                                                        M&T Bank

Barber B. Conable, Jr.                         Director                         Former Member of
P.O. Box 218                                                                    Congress; Retired
Alexander, NY  14005-0218                                                       President
                                                                                The World Bank

Richard E. Garman                              Director                         President and Chief
2544 Clinton Street                                                             Executive Officer
Buffalo, NY  14224-1092                                                         A.B.C. Paving Co., Inc.
                                                                                and Buffalo Crushed Stone, Inc.

James V. Glynn                                 Director                         President
151 Buffalo Avenue                                                              Maid of the Mist
Suite 204                                                                       Corporation
Niagara Falls, NY  14303-1288


Brian E. Hickey                                Executive Officer                Executive Vice President
44 Exchange Street                                                              and President-Rochester
3rd Floor                                                                       Division-Manufacturers
Rochester, NY  14614-2097                                                       and Traders Trust
                                                                                Company

Patrick W.E. Hodgson                           Director                         President Cinnamon
248 Pall Mall Street                                                            Investments Limited
Suite 400
London, Ontario
CANADA  N6A5P6

James L. Hoffman                               Executive Officer                Executive Vice President
700 Corporate Blvd.                                                             and President-Hudson Suite 701
Valley Division-
Newburgh, NY  12552-6046                                                        Manufacturers and
                                                                                Traders Trust Company





                                                                                Other Substantial
                                               Position with                    Business, Profession,
     Name                                      the Adviser                      Vocation or Employment

Samual T. Hubbard, Jr.                         Director                         President & CEO
1059 West Ridge Road                                                            The Alling and Cory
Rochester, NY  14615-2731                                                       Company

Robert J. Irwin                                Advisory Director                Chairman and CEO
Ellicott Station                                                                ASA Limited
P.O. Box 1210
Buffalo, NY  14205-1210

Wilfred J. Larson                              Director                         Retired President and
88 Oakland Place                                                                Chief Executive Officer
Buffalo, NY  14222-2030                                                         Westwood-Squibb
                                                                                Pharmaceuticals Inc.

Barbara L. Laughlin                            Executive Officer                Executive Vice President
One M&T Plaza                                                                   First Empire State
13th Floor                                                                      Corporation and
Buffalo, NY  14203-2399                                                         Manufacturers and
                                                                                Traders Trust Company

Jorge G. Pereira                               Director                         Vice Chairman of the
350 Park Ave.                                                                   Board First Empire State
6th Floor                                                                       Corporation and
New York, NY  10022-6022                                                        Manufacturers and
                                                                                Traders Trust Company

John L. Pett                                   Executive Officer                Executive Vice President
One Fountain Plaza                                                              and Chief Credit Officer
9th Floor                                                                       Manufacturers and
Buffalo, NY  14203-1495                                                         Traders Trust Company


Michael P. Pinto                               Executive Officer                Executive Vice President
One M&T Plaza                                                                   and Chief Financial
5th Floor                                                                       Officer Manufacturers
Buffalo, NY  14203-2399                                                         and Traders Trust
                                                                                Company

Donald P. Quinlan                              Director                         Retired Chairman of the
27 Pine Terrace                                                                 Board and Chief
Orchard Park, NY 14127-3929                                                     Executive Officer
                                                                                Graphic Controls
                                                                                Corporation

William C. Rappolt                             Executive Officer                Executive Vice President
One M&T Plaza                                                                   and Treasurer
19th Floor                                                                      First Empire State
Buffalo, NY 14203-2399                                                          Corporation and
                                                                                Manufacturers and
                                                                                Traders Trust Company

Melinda R. Rich                                Director                         President
P.O. Box 245                                                                    Rich Entertainment
Buffalo, NY  14240-0245                                                         Group;

Robert E. Sadler, Jr.                          Executive Officer                President Manufacturers
One M&T Plaza                                                                   and Traders Trust
19th Floor                                                                      Company and
Buffalo, NY  14203-2399                                                         Executive Vice President
                                                                                First Empire State
                                                                                Corporation
                                                                                Other Substantial
                                               Position with                    Business, Profession,
     Name                                      the Adviser                      Vocation or Employment____

Mark J. Czarnecki                              Executive Officer                Executive Vice President
One M&T Plaza                                                                   First Empire State
9th Floor                                                                       Corporation and
Buffalo, NY  14203-2399                                                         Manufacturers and
                                                                                Traders Trust Company
Raymond D. Stevens, Jr.                        Director                         Retired Chairman of
11 Summer Street                                                                the Board Pratt &
Suite 308                                                                       Lambert United, Inc.
Buffalo, NY  14209-2256

Herbert L. Washington                          Director                         President
3280 Monroe Avenue                                                              H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

John L. Wehle, Jr.                             Director                         Chairman of the
445 St. Paul Street                                                             Board, President &
Rochester, NY  14605-1775                                                       Chief Executive
                                                                                Officer, Genessee
                                                                                Corporation

Robert G. Wilmers                              Director and                     Chairman of the Board,
One M&T Plaza                                  Executive Officer                President and Chief
19th Floor                                                                      Executive Officer
Buffalo, NY  14203-2399                                                         First Empire State
                                                                                Corporation; and
                                                                                Chairman of the Board
                                                                                and Chief Executive
                                                                                Officer Manufacturers
                                                                                and Traders Trust Company


Item 29.          Principal Underwriters:

         (a)......Federated Securities Corp., the Distributor for shares of the
Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S.
Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



        (b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard B. Fisher                              Director, Chairman, Chief
Federated Investors Tower                      Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                  President and
Federated Investors Tower                      President, Federated,                     Treasurer
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treasurer, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                              Executive Vice President                          --
Federated Investors Tower                    Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Laura M. Deger                                 Senior Vice President                             --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President                                    --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                       With Registrant
Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Secutrities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                       With Registrant

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kennedy                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                       With Registrant

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                       With Registrant

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka                   Assistant Vice President,                 --
Federated Investors Tower    Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779



      (c)     Not applicable.

Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Vision Group of Funds, Inc.           Federated Investors Tower
                                      Pittsburgh, Pennsylvania  15222-3779

Federated Shareholder                 P.O. Box 8600
Services Company                      Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services     Federated Investors Tower
("Administrator")                     Pittsburgh, Pennsylvania  15222-3779

Manufacturers and Traders Trust       One M&T Plaza
Company                               Buffalo, New York  14240
("Adviser")

State Street Bank and Trust Company   P.O. Box 8600
("Custodian")                         Boston, Massachusetts  02266-8600


Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to file a post effective amendment on behalf of Vision Equity Income Fund using financial statements for Vision Equity Income Fund, which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 28.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 6th day of August, 1997.

                           VISION GROUP OF FUNDS, INC.

                           BY: /s/Victor R. Siclari
                           Victor R. Siclari, Secretary
                           Attorney in Fact for Edward C. Gonzales
                           August 6, 1997




      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                                       DATE

By:   /s/ Victor R. Siclari
      Victor R. Siclari                           Attorney In Fact                      August 6, 1997
      SECRETARY                                   For the Persons
                                                  Listed Below

      NAME                                           TITLE

Edward C. Gonzales*                               President and Treasurer
                                                  (Chief Executive Officer
                                                  and Principal Financial and
                                                  Accounting Officer)

Randall I. Benderson*                             Director

Joseph J. Castiglia*                              Director

Daniel R. Gernatt, Jr.*                           Director

George K. Hambleton, Jr.*                         Director


* By Power of Attorney
